Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 69,370	$ 131,316
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of short term interest-bearing securities included in cash and cash equivalents	Longer than 90 days	Longer than 90 days
Available-for-sale securities		$ 100,433
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of short term interest-bearing securities included in cash and cash equivalents	90 days or less	90 days or less
Available-for-sale securities	$ 69,370	$ 30,883